Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 444	$ 4,042
Accounts receivable	190	351
Inventory	229	315
Other current assets	39	122
Total current assets	902	4,830
Non-current assets:
Fixed assets, net	91	125
Intangible assets, net	0	0
TOTAL ASSETS	993	4,954
Current liabilities:
Accounts payable	148	27
Accrued expenses	0	48
Deferred revenue	393	197
Total current liabilities	541	272
TOTAL LIABILITIES	541	272
Stockholders’ equity:
Additional paid-in capital	40,054	38,994
Accumulated deficit	(39,611)	(34,321)
TOTAL STOCKHOLDERS’ EQUITY	452	4,682
Common Class A [Member]
Stockholders’ equity:
Common stock value	8	8
Common Class B [Member]
Stockholders’ equity:
Common stock value	$ 0	$ 0